Earnings Per Share (Tables)	12 Months Ended
Nov. 30, 2014
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share Computation
Our basic and diluted earnings per share were computed as follows (in millions, except per share data):

	Years Ended November 30,
	2014	2013	2012
Net income for basic and diluted earnings per share	$1,236	$1,078	$1,298
Weighted-average common and ordinary shares outstanding	776	775	778
Dilutive effect of equity plans	2	2	1
Diluted weighted-average shares outstanding	778	777	779
Basic and diluted earnings per share	$1.59	$1.39	$1.67
Anti-dilutive equity awards excluded from diluted earnings per share computations	1	4	8